INCOME TAX - Temporary differences in subsidiaries, branches, associates (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Local Subsidiaries
INCOME TAX
Temporary differences	$ (1,800,928)	$ (1,219,380)
Foreign Subsidiaries
INCOME TAX
Temporary differences	$ (17,966,532)	$ (4,547,635)